FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in the Level 3 Private Placement Warrants measured at fair value - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the Level 3 Private Placement Warrants measured at fair value [Line Items]
Beginning balance	$ 17,681,250	$ 18,975,000
Change in fair value of warrant liabilities	15,093,750	(8,193,750)
Ending Balance	32,775,000	10,781,250
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the Level 3 Private Placement Warrants measured at fair value [Line Items]
Beginning balance	17,675,000	11,987,500
Change in fair value of warrant liabilities	10,500,000	525,000
Ending Balance	28,175,000	12,512,500
Warrants
Fair Value Measurements (Details) - Schedule of changes in the Level 3 Private Placement Warrants measured at fair value [Line Items]
Beginning balance	35,356,250	30,962,500
Change in fair value of warrant liabilities	25,593,750	(7,668,750)
Ending Balance	$ 60,950,000	$ 23,293,750